Annual Operating Expenses {- Bond Index Portfolio} - 02.28 VIP Bond Index Portfolio Initial, Service, Service 2 PRO-05 - Bond Index Portfolio	Apr. 30, 2021
Initial Class
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.14%
Service Class
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.05%
Total annual operating expenses	0.24%
Service Class 2
Operating Expenses:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual operating expenses	0.37%